TREASURY STOCK (Details) In Millions, except Share data, unless otherwise specified			17 Months Ended
	Dec. 31, 2014	Aug. 31, 2010 ADS USD ($)	Dec. 31, 2011 Common Class A USD ($)	Dec. 31, 2011 Common Class A CNY	Apr. 16, 2012 Common Class A	Apr. 15, 2012 Common Class A
TREASURY STOCK
Aggregate value of shares authorized to be repurchased		$ 20
The number of ordinary shares represented by each ADS	45				45	15
Repurchase of shares, shares			22,478,850	22,478,850
Repurchase of shares, value			$ 6.3	39.7